Other operating expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating expenses [Line Items]
Increase decrease in other operating expenses	€ (53)	€ (696)
Miscellaneous other operating expense	4,931	4,878	€ 4,182
Subcontracted Work [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	(213)	(362)
Miscellaneous other operating expense	3,550	3,337	2,975
Leases expenses [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	(6)	6
Miscellaneous other operating expense	257	251	257
Repairs and maintenance [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	7	7
Miscellaneous other operating expense	75	82	89
Independent professional services [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	31	(36)
Miscellaneous other operating expense	454	485	449
Changes in provisions for liabilities [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	(89)	121
Miscellaneous other operating expense	36	53	68
Other operating expenses [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	39	(190)
Miscellaneous other operating expense	€ 631	€ 670	€ 480